DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 11 – DISCONTINUED OPERATIONS

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”).  The Settlement Agreement compromises, settles, and otherwise resolves all claims, compensation claims, benefit claims, or allowances, ownership of TPT Strategic Series B Preferred Stock, and all other potential claims between the Company or its officers, directors, shareholders, or representatives and Mr. Lanier arising from or relating to Second Parties’ activities during the period from approximately the acquisition date of IST to September 11, 2023.  The Company and Mr. Lanier reached a settlement of certain matters, any payables to or from the Company from or to outside parties of TPT Strategic which would be a claim, and certain stock ownership of TPT Strategic under the terms of the Settlement Agreement.

Operating results for IST for the three and six months ended June 30, 2024 and 2023 were the following:

	Three months ended June 30, 2024	Six months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2023
Revenue	$—	—	430,234	$801,251
Cost of Sales	—	—	(254,727)	(527,399)
Gross Profit	—	—	175,507	273,852
Expenses	—	—	(142,361)	(365,330)
Interest Expense	—	—	(6,747)	(16,718)
Income taxes	—	—	—	—
Net Income	$—	—	(30,617)	$(108,196)

Net cash flows for the three months ended June 30, 2023, for discontinued operations is the following.

Net loss	$(108,196)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	47,701
Prepaid expenses and other	(27,402)
Accounts payable	52,819
Net cash flows from operating activities of discontinued operations	(34,987)

Net change in cash of discontinued operations:	(34,987)
Beginning cash balance	28,671
Ending cash balance	(6,316)

NOTE 12 – DISCONTINUED OPERATIONS

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”).  The Settlement Agreement compromises, settles, and otherwise resolves all claims, compensation claims, benefit claims, or allowances, ownership of TPT Strategic Series B Preferred Stock, and all other potential claims between the Company or its officers, directors, shareholders, or representatives and Mr. Lanier arising from or relating to Second Parties’ activities during the period from approximately the acquisition date of IST to September 11, 2023.  The Company and Mr. Lanier reached a settlement of certain matters, any payables to or from the Company from or to outside parties of TPT Strategic which would be a claim, and certain stock ownership of TPT Strategic under the terms of the Settlement Agreement.

Revenue and income (net loss) contributed by IST for the year ended December 31, 2023 were $107,639 and $1,090,047 and $(557), respectively.   As a result of the Settlement Agreement, revenues and expenses are disclosed net in the statement of operations as net loss from discontinued operations of $557.  The Company also calculated the effects of the Settlement Agreement on recorded numbers and have recorded $126,101 in gains from disposal of discontinued operations for the nine months ended September 30, 2023.

Included in the calculation of net liabilities of discontinued operations and recorded as gain from disposal of discontinued operations for IST for the year ended year ended December 31, 2023 are the following:

Assets of IST	$633,095
Liabilities of IST	759,196
Net liabilities of IST recognized as gain on disposal of discontinued operations	$126,101

Asset and liabilities included in net liabilities of discontinued operations at December 31, 2022 are the following:

Assets of IST	$616,263
Liabilities of IST	$717,414

Net cash flows for the year ended December 31, 2023, for discontinued operations is the following.

Net loss	$(557)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	(23,362)
Prepaid expenses and other	27,519)
Accounts payable	55,381
Net cash flows from operating activities of discontinued operations	4,034

Net cash used in financing activities of discontinued operations
Proceeds from notes receivable	8,455
Proceeds from bank overdraft	7,367
Advances on notes receivable – related party	(31,722)
Payments on notes payable	(16,805)
Net cash used for financing activities of discontinued operations	32,705
Net change in cash of discontinued operations:	(28,671)
Beginning cash balance	28,671
Ending cash balance	0